Commitments and Contingencies - Summary Of Commitment For Cloud Services (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	$ 222,751
Less than 1 Year	180,443
1-3 Years	42,308
More than 3 Years	$ 0